Note 12 - Long-Term Debt and Convertible Debentures (Details) - Long-Term Debt and Convertible Debentures (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Long-Term Debt and Convertible Debentures (Details) - Long-Term Debt and Convertible Debentures [Line Items]
Revolving credit facility	$ 148,647	$ 230,740
Unamortized gain on settlement of interest rate swaps	107	229
Adjustments to long term debt resulting from interest rate swaps	(5,196)	358
Capital leases maturing at various dates through 2017	2,555	2,815
Other long-term debt maturing at various dates up to 2017	11,681	5,563
	372,794	337,205
Less: current portion	44,785	39,038
Long-term debt - non-current	328,009	298,167
Convertible Debentures		77,000
	328,009	375,167
3.84% Senior Notes [Member]
Note 12 - Long-Term Debt and Convertible Debentures (Details) - Long-Term Debt and Convertible Debentures [Line Items]
Notes	150,000
6.40% Senior Notes [Member]
Note 12 - Long-Term Debt and Convertible Debentures (Details) - Long-Term Debt and Convertible Debentures [Line Items]
Notes	25,000	37,500
5.44% Senior Notes [Member]
Note 12 - Long-Term Debt and Convertible Debentures (Details) - Long-Term Debt and Convertible Debentures [Line Items]
Notes	$ 40,000	$ 60,000